Derivatives	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Derivatives
NOTE 11: DERIVATIVES
(a)
DERIVATIVE PRODUCT TYPES AND RISK EXPOSURES
The majority of the Bank’s derivative contracts are OTC transactions that are bilaterally negotiated between the Bank and the counterparty to the contract. The remainder are exchange-traded contracts transacted through organized and regulated exchanges and consist primarily of certain options and futures.
The Bank’s derivative transactions relate to trading and non-trading activities. The purpose of derivatives held for non-trading activities is primarily for managing interest rate, foreign exchange, and equity risk related to the Bank’s funding, lending, investment, and other structural market risk management activities. The Bank’s risk management strategy for these risks is discussed in shaded sections of the “Managing Risk” section of the MD&A.
Where hedge accounting is applied, only a specific or a combination of risk components are hedged, including benchmark interest rate, foreign exchange rate, and equity price components. All these risk components are observable in the relevant market environment and the change in the fair value or the variability in cash flows attributable to these risk components can be reliably measured for hedged items. The Bank also enters into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered feasible.
Where the derivatives are in hedge relationships, the main sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
•	Differences in fixed rates, when contractual coupons of the fixed rate hedged items are designated;
•	Differences in the discounting factors, when hedging derivatives are collateralized;
•	CVA on the hedging derivatives; and
•	Mismatch in critical terms such as tenor and timing of cash flows between hedging instruments and hedged items.
To mitigate a portion of the ineffectiveness, the Bank designates the benchmark risk component of contractual cash flows of hedged items and executes hedging derivatives with high-quality counterparties. The majority of the Bank’s hedging derivatives are collateralized.
Interest Rate Derivatives
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional amount. This includes interest rate swaps that are transacted and settled through a clearing house which acts as a central counterparty. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional amount. No exchange of principal amount takes place.
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional amount. No exchange of principal amount takes place.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, either to buy or sell, on a specified future date or series of future dates or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument will have a market price which varies in response to changes in interest rates. In managing the Bank’s interest rate exposure, the Bank acts as both a writer and purchaser of these options. Options are transacted both OTC and through exchanges. Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted on an exchange.
The Bank uses interest rate swaps to hedge its exposure to benchmark interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecast assets and liabilities, including funding and investment activities. These swaps are designated in either fair value hedges against fixed rate assets/liabilities or cash flow hedges against floating rate assets/liabilities. For fair value hedges, the Bank assesses and measures the hedge effectiveness based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item. For cash flow hedges, the Bank uses a hypothetical derivative having terms that identically match the critical terms of the hedged item as the proxy for measuring the change in fair value or cash flows of the hedged item.
Foreign Exchange Derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a foreign currency is simultaneously purchased in the spot market and sold in the forward market, or vice-versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest cash flows in different currencies over a period of time. These contracts are used to manage currency and/or interest rate exposures.
Foreign exchange futures contracts are similar to foreign exchange forward contracts but differ in that they are in standard currency amounts with standard settlement dates and are transacted on an exchange.
The Bank uses non-derivative instruments such as foreign currency deposit liabilities and derivative instruments such as cross-currency swaps and foreign exchange forwards to hedge its foreign currency exposure. These hedging instruments are designated in either net investment hedges or cash flow hedges. For net investment hedges, the Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the translation gains and losses on the net investment in the foreign operation. For cash flow hedges, the Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the foreign currency denominated asset/liability attributable to foreign exchange risk, using the hypothetical derivative method.
Credit Derivatives
The Bank uses credit derivatives such as credit default swaps (CDS) and total return swaps in managing risks of the Bank’s corporate loan portfolio and other cash instruments, as well as managing counterparty credit risk on derivatives. Credit risk is the risk of loss if a borrower or counterparty in a transaction fails to meet its agreed payment obligations. The Bank uses credit derivatives to mitigate industry concentration and borrower-specific exposure as part of the Bank’s portfolio risk management techniques. The credit, legal, and other risks associated with these transactions are controlled through well established procedures. The Bank’s policy is to enter into these transactions with investment grade financial institutions. Credit risk to these counterparties is managed through the same approval, limit, and monitoring processes that is used for all counterparties to which the Bank has credit exposure.
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS, which include contracts transacted through clearing houses, and total return swaps. In CDS contracts, the CDS purchaser acquires credit protection on a reference asset or group of assets from a writer of CDS in exchange for a premium. The purchaser may pay the agreed premium at inception or over a period of time. The credit protection compensates the purchaser for deterioration in value of the reference asset or group of assets upon the occurrence of certain credit events such as bankruptcy, or changes in specified credit rating or credit index. Settlement may be cash based or physical, requiring the delivery of the reference asset to the CDS writer. In total return swap contracts, one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including any returns such as interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event.
Other Derivatives
The Bank also transacts in equity and commodity derivatives in both the exchange and OTC markets.
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock. These contracts sometimes include a payment in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks or a single stock at a contracted price. Options are transacted both OTC and through exchanges.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Commodity contracts include commodity forwards, futures, swaps, and options, such as precious metals and energy-related products in both OTC and exchange markets.
Where hedge accounting is applied, the Bank uses equity forwards and/or total return swaps to hedge its exposure to equity price risk. These derivatives are designated as cash flow hedges. The Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the hedged item attributable to movement in equity price, using the hypothetical derivative method.

Fair Value of Derivatives
(millions of Canadian dollars)	October 31, 2021		October 31, 2020
	Fair value as at balance sheet date		Fair value as at balance sheet date
	Positive	Negative	Positive	Negative
Derivatives held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$37	$68	$38	$71
Swaps	7,430	9,450	12,290	15,068
Options written	–	698	–	1,321
Options purchased	774	–	1,322	–
Total interest rate contracts	8,241	10,216	13,650	16,460
Foreign exchange contracts
Forward contracts	9	1,849	818	1,361
Swaps	16,638	14,947	10,858	9,649
Cross-currency interest rate swaps	16,279	15,061	15,106	14,431
Options written	–	238	–	286
Options purchased	172	–	256	–
Total foreign exchange contracts	33,098	32,095	27,038	25,727
Credit derivative contracts
Credit default swaps – protection purchased	1	207	3	165
Credit default swaps – protection sold	67	–	7	9
Total credit derivative contracts	68	207	10	174
Other contracts
Equity contracts	3,752	6,223	3,649	3,328
Commodity contracts	2,891	1,904	2,414	1,993
Total other contracts	6,643	8,127	6,063	5,321
Fair value – trading	48,050	50,645	46,761	47,682
Derivatives held or issued for non-trading purposes
Interest rate contracts
Forward rate agreements	2	1	2	1
Swaps	2,000	1,465	4,299	2,671
Options written	1	1	–	2
Options purchased	38	–	9	–
Total interest rate contracts	2,041	1,467	4,310	2,674
Foreign exchange contracts
Forward contracts	1,475	267	608	187
Swaps	5	1	8	1
Cross-currency interest rate swaps	1,238	2,812	1,964	1,399
Total foreign exchange contracts	2,718	3,080	2,580	1,587
Credit derivative contracts
Credit default swaps – protection purchased	2	138	9	153
Total credit derivative contracts	2	138	9	153
Other contracts
Equity contracts	1,616	1,792	582	1,107
Total other contracts	1,616	1,792	582	1,107
Fair value – non-trading	6,377	6,477	7,481	5,521
Total fair value	$54,427	$57,122	$54,242	$53,203
The following table distinguishes derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships as at October 31, 2021 and October 31, 2020.

Fair Value of Non-Trading Derivatives 1
(millions of Canadian dollars)										As at
										October 31, 2021
	Derivative Assets								Derivative Liabilities
	Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships		Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships
	Fair value	Cash flow	Net investment		Total	Fair value	Cash flow	Net investment		Total
Derivatives held or issued for non-trading purposes
Interest rate contracts	$548	$148	$–	$1,345	$2,041	$346	$213	$–	$908	$1,467
Foreign exchange contracts	–	2,631	–	87	2,718	–	2,887	–	193	3,080
Credit derivative contracts	–	–	–	2	2	–	–	–	138	138
Other contracts	–	927	–	689	1,616	–	–	–	1,792	1,792
Fair value – non-trading	$548	$3,706	$–	$2,123	$6,377	$346	$3,100	$–	$3,031	$6,477

										October 31, 2020
Derivatives held or issued for non-trading purposes
Interest rate contracts	$1,624	$1,061	$–	$1,625	$4,310	$884	$81	$–	$1,709	$2,674
Foreign exchange contracts	–	2,503	–	77	2,580	–	1,546	–	41	1,587
Credit derivative contracts	–	–	–	9	9	–	–	–	153	153
Other contracts	–	200	–	382	582	–	142	–	965	1,107
Fair value – non-trading	$1,624	$3,764	$–	$2,093	$7,481	$884	$1,769	$–	$2,868	$5,521

1	Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance Sheet. Refer to Note 6 for further details.
Fair Value Hedges
The following table presents the effects of fair value hedges on the Consolidated Balance Sheet and the Consolidated Statement of Income.

Fair Value Hedges
(millions of Canadian dollars)	For the years ended or as at October 31
						2021
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Carrying amounts for hedged items	Accumulated amount of fair value hedge adjustments on hedged items 1	Accumulated amount of fair value hedge adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at amortized cost	$(2,039)	$2,065	$26	$86,716	$466	$58
Financial assets at fair value through other comprehensive income	(1,952)	1,981	29	47,306	(277)	30
Loans	(1,603)	1,661	58	61,346	(95)	25
Total assets	(5,594)	5,707	113	195,368	94	113

Liabilities
Interest rate risk
Deposits	2,529	(2,569)	(40)	123,765	638	20
Securitization liabilities at amortized cost	20	(20)	–	1,536	147	–
Subordinated notes and debentures	91	(92)	(1)	1,326	(16)	11
Total liabilities	2,640	(2,681)	(41)	126,627	769	31
Total	$(2,954)	$3,026	$72

						2020
Assets
Interest rate risk
Debt securities at amortized cost	$1,377	$(1,384)	$(7)	$59,095	$2,572	$215
Financial assets at fair value through other comprehensive income	1,413	(1,414)	(1)	66,000	1,812	52
Loans	1,834	(1,838)	(4)	36,019	2,059	37
Total assets	4,624	(4,636)	(12)	161,114	6,443	304

Liabilities
Interest rate risk
Deposits	(3,962)	3,922	(40)	142,464	4,703	72
Securitization liabilities at amortized cost	(201)	202	1	3,519	230	–
Subordinated notes and debentures	(246)	246	–	2,658	111	(13)
Total liabilities	(4,409)	4,370	(39)	148,641	5,044	59
Total	$215	$(266)	$(51)

						2019
Total	$1,966	$(1,992)	$(26)

1
The Bank has portfolios of fixed rate financial assets and liabilities whereby the principal amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.

Cash Flow Hedges and Net Investment Hedges
The following table presents the effects of cash flow hedges and net investment hedges on the Bank’s Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income.

Cash Flow and Net Investment Hedges
(millions of Canadian dollars)	For the years ended October 31
						2021
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Hedging gains (losses) recognized in other comprehensive income 1	Amount reclassified from accumulated other comprehensive income (loss) to earnings 1	Net change in other comprehensive income (loss) 1
Cash flow hedges 2
Interest rate risk 3	$2,084	$(2,087)	$(3)	$(1,682)	$1,162	$(2,844)
Foreign exchange risk 4,5,6	1,962	(1,962)	–	(2,441)	(2,604)	163
Equity price risk	(952)	952	–	952	836	116
Total cash flow hedges	$3,094	$(3,097)	$(3)	$(3,171)	$(606)	$(2,565)

Net investment hedges	$(2,649)	$2,649	$–	$2,649	$–	$2,649

						2020
Cash flow hedges 2
Interest rate risk 3	$(3,884)	$3,891	$7	$4,222	$609	$3,613
Foreign exchange risk 4,5,6	(1,129)	1,122	(7)	650	1,043	(393)
Equity price risk	364	(364)	–	(364)	(294)	(70)
Total cash flow hedges	$(4,649)	$4,649	$–	$4,508	$1,358	$3,150

Net investment hedges	$394	$(394)	$–	$(394)	$(2,077)	$1,683

						2019
Total cash flow hedges 2	$(4,958)	$4,961	$3	$4,697	$(673)	$5,370

Net investment hedges	$(180)	$180	$–	$180	$–	$180

1	Effects on other comprehensive income are presented on a pre-tax basis.
2	During the years ended October 31, 2021, October 31, 2020, and October 31, 2019, there were no instances where forecast hedged transactions failed to occur.
3	Hedged items include forecast interest cash flows on loans , deposits, and securitization liabilities.
4	For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
5
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the above risk category (foreign exchange risk).

6	Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.

Reconciliation of Accumulated Other Comprehensive Income (Loss) 1
(millions of Canadian dollars)	For the years ended October 31
	2021
	Accumulated other comprehensive income (loss) at beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss) at end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges
Interest rate risk	$5,216	$(2,844)	$2,372	$(1,063)	$3,435
Foreign exchange risk	(40)	163	123	123	–
Equity price risk	(45)	116	71	71	–
Total cash flow hedges	$5,131	$(2,565)	$2,566	$(869)	$3,435

Net investment hedges

Foreign translation risk	$(3,826)	$2,649	$(1,177)	$(1,177)	$–

	2020
Cash flow hedges
Interest rate risk	$1,603	$3,613	$5,216	$1,881	$3,335
Foreign exchange risk	353	(393)	(40)	(40)	–

Equity price risk	25	(70)	(45)	(45)	–
Total cash flow hedges	$1,981	$3,150	$5,131	$1,796	$3,335

Net investment hedges

Foreign translation risk	$(5,509)	$1,683	$(3,826)	$(3,826)	$–

1	Presented on a pre-tax basis.
(b)
NOTIONAL AMOUNTS
The notional amounts are not recorded as assets or liabilities as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. Notional amounts do not represent the potential gain or loss associated with the market risk nor are they indicative of the credit risk associated with derivative financial instruments.
The following table discloses the notional amount of OTC and exchange-traded derivatives.

Over-the-Counter and Exchange-Traded Derivatives 1
(millions of Canadian dollars)	As at
	October 31 2021								October 31 2020
	Trading
	Over-the-Counter 2
	Clearing house	3	Non clearing house	Exchange- traded	Total	Non- trading	4	Total	Total

Notional
Interest rate contracts

Futures	$–		$–	$896,396	$896,396	$–		$896,396	$546,034
Forward rate agreements	501,519		16,976	–	518,495	831		519,326	1,478,749
Swaps	10,575,475		358,754	–	10,934,229	1,586,445		12,520,674	10,366,800
Options written	–		71,408	37,057	108,465	493		108,958	366,308

Options purchased	–		74,010	41,807	115,817	3,133		118,950	453,038

Total interest rate contracts	11,076,994		521,148	975,260	12,573,402	1,590,902		14,164,304	13,210,929
Foreign exchange contracts
Futures	–		–	–	–	–		–	–
Forward contracts	–		189,096	–	189,096	32,500		221,596	148,254
Swaps	–		2,366,501	–	2,366,501	589		2,367,090	2,036,494
Cross-currency interest rate swaps	–		967,297	–	967,297	72,663		1,039,960	993,460
Options written	–		19,156	17	19,173	–		19,173	17,903

Options purchased	–		16,742	16	16,758	–		16,758	17,920

Total foreign exchange contracts	–		3,558,792	33	3,558,825	105,752		3,664,577	3,214,031
Credit derivative contracts
Credit default swaps – protection purchased	8,014		87	–	8,101	3,563		11,664	12,742

Credit default swaps – protection sold	2,805		158	–	2,963	–		2,963	1,544

Total credit derivative contracts	10,819		245	–	11,064	3,563		14,627	14,286
Other contracts
Equity contracts	–		90,810	99,190	190,000	25,716		215,716	176,064

Commodity contracts	265		52,231	50,847	103,343	–		103,343	103,271

Total other contracts	265		143,041	150,037	293,343	25,716		319,059	279,335

Total	$11,088,078		$4,223,226	$1,125,330	$16,436,634	$1,725,933		$18,162,567	$16,718,581

1	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
2
Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities. Acceptable collateral is governed by the Collateralized Trading Policy.

3
Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.

4
As at October 31, 2021, includes
$1,442
 billion of OTC derivatives that are transacted with clearing houses (October 31, 2020 – $1,191 billion) and $284 billion of OTC derivatives that are transacted with non-clearing houses (October 31, 2020 – $357 billion). There were no exchange-traded derivatives both as at October 31, 2021 and October 31, 2020.

The following table distinguishes the notional amount of derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships.

Notional of Non-Trading Derivatives 1
(millions of Canadian dollars)	As at
	October 31, 2021
	Derivatives in qualifying hedging relationships					Derivatives not in qualifying hedging relationships
Derivatives held or issued for hedging (non-trading) purposes	Fair value	Cash flow	2	Net Investment	2		Total

Interest rate contracts	$343,266	$196,272		$–		$1,051,364	$1,590,902
Foreign exchange contracts	–	93,518		–		12,234	105,752
Credit derivative contracts	–	–		–		3,563	3,563

Other contracts	–	1,655		–		24,061	25,716

Total notional non-trading	$343,266	$291,445		$–		$1,091,222	$1,725,933

	October 31, 2020
Interest rate contracts	$313,461	$193,897		$–		$878,784	$1,386,142
Foreign exchange contracts	–	121,263		44		8,855	130,162
Credit derivative contracts	–	–		–		4,197	4,197

Other contracts	–	1,630		–		26,137	27,767

Total notional non-trading	$313,461	$316,790		$44		$917,973	$1,548,268

1	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
2
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

The following table discloses the notional principal amount of OTC derivatives and exchange-traded derivatives based on their contractual terms to maturity.

Derivatives by Remaining Term-to-Maturity 1
(millions of Canadian dollars)					As at
				October 31 2021	October 31 2020
Notional Principal	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate contracts

Futures	$753,637	$142,759	$–	$896,396	$546,034
Forward rate agreements	511,577	6,975	774	519,326	1,478,749
Swaps	3,709,285	5,940,843	2,870,546	12,520,674	10,366,800
Options written	61,295	42,264	5,399	108,958	366,308

Options purchased	68,691	44,084	6,175	118,950	453,038

Total interest rate contracts	5,104,485	6,176,925	2,882,894	14,164,304	13,210,929
Foreign exchange contracts
Futures	–	–	–	–	–
Forward contracts	209,208	10,872	1,516	221,596	148,254
Swaps	2,327,855	34,976	4,259	2,367,090	2,036,494
Cross-currency interest rate swaps	223,966	578,933	237,061	1,039,960	993,460
Options written	17,824	1,349	–	19,173	17,903

Options purchased	15,209	1,549	–	16,758	17,920

Total foreign exchange contracts	2,794,062	627,679	242,836	3,664,577	3,214,031
Credit derivative contracts
Credit default swaps – protection purchased	1,887	3,807	5,970	11,664	12,742

Credit default swaps – protection sold	542	1,636	785	2,963	1,544

Total credit derivative contracts	2,429	5,443	6,755	14,627	14,286
Other contracts
Equity contracts	155,105	60,539	72	215,716	176,064

Commodity contracts	86,102	16,996	245	103,343	103,271

Total other contracts	241,207	77,535	317	319,059	279,335

Total	$8,142,183	$6,887,582	$3,132,802	$18,162,567	$16,718,581

1	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
The following table discloses the notional amount and av
e
rage price of derivative instruments designated in qualifying hedge accounting relationships.

Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except as noted)	As at
	October 31 2021				October 31 2020
Notional	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate risk
Interest rate swaps
Notional – pay fixed	$39,887	$78,361	$86,540	$204,788	$161,022
Average fixed interest rate %	1.14	1.41	1.50
Notional – received fixed	46,931	176,544	25,166	248,641	228,757
Average fixed interest rate %	0.64	1.27	1.24

Total notional – interest rate risk	86,818	254,905	111,706	453,429	389,779
Foreign exchange risk 1
Forward contracts
Notional – USD/CAD	680	2,124	76	2,880	1,655
Average FX forward rate	1.27	1.29	1.28
Notional – EUR/CAD	2,625	10,834	613	14,072	17,027
Average FX forward rate	1.61	1.65	1.62
Notional – other	–	–	–	–	44
Cross-currency swaps 2,3
Notional – USD/CAD	17,567	21,476	1,287	40,330	54,679
Average FX rate	1.27	1.30	1.26
Notional – EUR/CAD	329	15,411	2,549	18,289	21,916
Average FX rate	1.43	1.51	1.50
Notional – GBP/CAD	2,117	847	334	3,298	5,375
Average FX rate	1.68	1.72	1.71
Notional – other currency pairs 4	6,509	7,698	457	14,664	20,608

Total notional – foreign exchange risk	29,827	58,390	5,316	93,533	121,304
Equity Price Risk
Notional – equity contracts	1,655	–	–	1,655	1,657

Total notional	$118,300	$313,295	$117,022	$548,617	$512,740

1
Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. As at October 31, 2021, the carrying value of these non-derivative hedging instruments was $32.4 billion (October 31, 2020 – $27.9 billion) designated under net investment hedges.

2
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the above risk category (foreign exchange risk).

3
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is $86.1 billion as at October 31, 2021 (October 31, 2020 – $117.6 billion).

4
Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, or when the currency pair is not a significant exposure for the Bank.

Interest Rate Benchmark Reform
The Bank’s hedging relationships have significant exposure to US LIBOR and GBP LIBOR benchmark rates. As a result of IBOR reform, these benchmark rates are subject to discontinuance, changes in methodology, or can become illiquid when the adoption of ARRs as established benchmark rates increase. Judgment may be required in determining whether certain hedging relationships that involve hedging changes in fair value or variability of cash flows attributable to interest rate or foreign exchange risk continue to qualify for hedge accounting.
Impacted hedging relationships will continue to be monitored for each significant benchmark rate subject to ARR transition. As the new ARRs are likely to differ from the prior benchmark rates, new or revised hedging strategies may be required to better align derivative hedging instruments with hedged items. Given ongoing market developments, the assessment of the impact on the Bank’s hedging strategies and its mitigation plans is progressing.
The following table discloses the notional amount of derivative instruments designated in qualifying hedge accounting relationships, disaggregated by significant interest rate benchmark, that have yet to transition to an ARR for contracts maturing after December 31, 2021 for GBP LIBOR and after June 30, 2023 for US LIBOR.

Derivative Instruments Designated in Qualifying Hedge Accounting Relationships 1,2
(millions of Canadian dollars)	As at
	October 31, 2021	October 31, 2020
Notional	Hedging derivatives maturing after December 31, 2021 (for GBP LIBOR) and June 30, 2023 (for US LIBOR)
Interest rate risk
Interest rate swaps
US LIBOR	$183,399	$158,428
GBP LIBOR	–	–
Foreign exchange risk
Interest rate swaps
US LIBOR	13,347	9,792
GBP LIBOR	1,694	1,726
Cross-currency swaps 3
US LIBOR	18,288	14,301
GBP LIBOR	1,694	2,589

Total	$218,422	$186,836

1	US LIBOR transitioning to SOFR. GBP LIBOR transitioning to SONIA.
2	Excludes hedging derivatives which reference rates in multi-rate jurisdictions, including Canadian Dollar Offered Rate.
3
Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

(c)
DERIVATIVE-RELATED RISKS
Market Risk
Derivatives, in the absence of any compensating upfront cash payments, generally have no market value at inception. They obtain value, positive or negative, as relevant interest rates, foreign exchange rates, equity, commodity or credit prices or indices change, such that the previously contracted terms of the derivative transactions have become more or less favourable than what can be negotiated under current market conditions for contracts with the same terms and the same remaining period to expiry.
The potential for derivatives to increase or decrease in value as a result of the foregoing factors is generally referred to as market risk.
Credit Risk
Credit risk on derivatives, also known as counterparty credit risk, is the risk of a financial loss occurring as a result of the failure of a counterparty to meet its obligation to the Bank.
Derivative-related credit risks are subject to the same credit approval, limit and monitoring standards that are used for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolios. The Bank actively engages in risk mitigation strategies through the use of multi-product derivative master netting agreements, collateral and other risk mitigation techniques. Master netting agreements reduce risk to the Bank by allowing the Bank to close out and net transactions with counterparties subject to such agreements upon the occurrence of certain events. The current replacement cost and credit equivalent amount shown in the following table are based on the standardized approach for counterparty credit risk. According to this approach, the current replacement cost accounts for the fair value of the positions, posted and received collateral, and master netting agreement clauses. The credit equivalent amount is the sum of the current replacement cost and the potential future exposure, which is calculated by applying factors determined by OSFI to the notional principal amount of the derivatives. The risk-weighted
amount is determined by applying the adequate risk weights to the credit equivalent amount.

Credit Exposure of Derivatives
(millions of Canadian dollars)						As at
	October 31, 2021			October 31, 2020
	Current replacement cost	Credit equivalent amount	Risk- weighted amount	Current replacement cost	Credit equivalent amount	Risk- weighted amount
Interest rate contracts
Forward rate agreements	$15	$275	$164	$20	$325	$229
Swaps	2,117	7,817	1,710	4,347	10,607	2,641
Options written	4	71	18	33	129	36

Options purchased	33	114	31	5	75	23

Total interest rate contracts	2,169	8,277	1,923	4,405	11,136	2,929
Foreign exchange contracts
Forward contracts	558	2,799	465	465	2,364	353
Swaps	2,799	18,649	1,975	1,999	15,638	1,370
Cross-currency interest rate swaps	1,490	10,075	1,170	2,087	10,422	1,500
Options written	7	145	52	29	135	44

Options purchased	22	132	64	8	104	28

Total foreign exchange contracts	4,876	31,800	3,726	4,588	28,663	3,295
Other contracts
Credit derivatives	3	426	88	3	508	123
Equity contracts	252	7,129	1,390	689	8,513	1,376

Commodity contracts	1,524	5,176	1,340	714	3,610	975

Total other contracts	1,779	12,731	2,818	1,406	12,631	2,474
Total derivatives	8,824	52,808	8,467	10,399	52,430	8,698

Qualifying Central Counterparty (QCCP) Contracts	5,937	20,945	611	3,274	14,150	410
Total	$14,761	$73,753	$9,078	$13,673	$66,580	$9,108

Current Replacement Cost of Derivatives
(millions of Canadian dollars, except as noted)								As at
	Canada 1		United States 1		Other international 1		Total
By sector	October 31 2021	October 31 2020	October 31 2021	October 31 2020	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Financial	$2,962	$2,562	$64	$123	$223	$309	$3,249	$2,994
Government	1,389	2,156	13	26	180	116	1,582	2,298

Other	2,202	2,092	1,228	2,397	563	618	3,993	5,107
Total current replacement cost	$6,553	$6,810	$1,305	$2,546	$966	$1,043	$8,824	$10,399

By location of risk					October 31 2021	October 31 2020	October 31 2021 % mix	October 31 2020 % mix

Canada					$2,419	$3,752	27.4%	36.1%
					36.1	36.1	36.1	36.1
United States					3,336	4,078	37.8	39.2
Other international
United Kingdom					656	371	7.4	3.6
Europe – other					1,243	1,414	14.1	13.6
Other					1,170	784	13.3	7.5
					7.5	7.5	7.5	7.5
Total Other international					3,069	2,569	34.8	24.7
Total current replacement cost					$8,824	$10,399	100.0%	100.0%

1	Based on geographic location of unit responsible for recording revenue.
Certain of the Bank’s derivative contracts are governed by master derivative agreements having provisions that may permit the Bank’s counterparties to require, upon the occurrence of a certain contingent event: (1) the posting of collateral or other acceptable remedy such as assignment of the affected contracts to an acceptable counterparty; or (2) settlement of outstanding derivative contracts. Most often, these contingent events are in the form of a downgrade of the senior debt rating of the Bank, either as counterparty or as guarantor of one of the Bank’s subsidiaries. At October 31, 2021, the aggregate net liability position of those contracts would require: (1) the posting of collateral or other acceptable remedy totalling $73 million (October 31, 2020 – $120 million) in the event of a one-notch or two-notch downgrade in the Bank’s senior debt rating; and (2) funding totalling nil (October 31, 2020 – nil) following the termination and settlement of outstanding derivative contracts in the event of a one-notch or two-notch downgrade in the Bank’s senior debt rating.
Certain of the Bank’s derivative contracts are governed by master derivative agreements having credit support provisions that permit the Bank’s counterparties to call for collateral depending on the net mark-to-market exposure position of all derivative contracts governed by that master derivative agreement. Some of these agreements may permit the Bank’s counterparties to require, upon the downgrade of the credit rating of the Bank, to post additional collateral. As at October 31, 2021, the fair value of all derivative instruments with credit risk related contingent features in a net liability position was $12 billion (October 31, 2020 – $11 billion). The Bank has posted $15 billion (October 31, 2020 – $14 billion) of collateral for this exposure in the normal course of business. As at October 31, 2021, the impact of a one-notch downgrade in the Bank’s credit rating would require the Bank to post an additional $182 million (October 31, 2020 – $202 million) of collateral to that posted in the normal course of business. A two-notch downgrade in the Bank’s credit rating would require the Bank to post an additional $266 million (October 31, 2020 – $249 million) of collateral to that posted in the normal course of business.